JOHN HANCOCK INVESTORS TRUST
601 Congress Street
Boston, MA 02210

December 15, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Investors Trust (the “Trust”)
1933 Act Registration No. 333-[        ]
1940 Act Registration No. 811-04173

Ladies and Gentlemen:

On behalf of John Hancock Investors Trust (the “Trust”), we are transmitting for electronic filing the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), which is amendment no. 27 to its registration statement under the Investment Company Act of 1940, as amended (the “Amendment”), with respect to the offering by the Fund of additional shares of common stock, no par value per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Fund is a closed-end fund that has been operating a shelf program pursuant to a registration statement on Form N-2, initially declared effective on August 14, 2012. The Fund’s most recent annual update pursuant to Rule 486(b), as applied by no-action relief granted to the Fund on June 26, 2013, was filed on February 24, 2017.  In accordance with Rule 415 under the 1933 Act, the Fund is required to file a new Form N-2 every three years.

The staff (“Staff”) of the Securities and Exchange Commission (the “SEC”) follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The Staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the Staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

Please note that, in keeping with the request for no review or limited review above, based on the Staff’s prior review and pursuant to the selective review procedures described above, the changes from the previously effective filing are limited to routine updates to the expense, financial and performance tables, as well as updates to the tax disclosures and to the information regarding the Board of Trustees. The investment strategies and investment policies of the Registrant have not changed.

In accordance with Rule 111 under the 1933 Act, the Fund has sent by wire transfer to the SEC account at U.S. Bank the amount of $2.15 in payment of the required registration fee.

Should members of the Staff have any questions or comments concerning the Registration Statement, or if we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (617) 572-0138 with any questions or comments concerning these materials.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary